INCOME TAXES - Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets and liabilities [abstract]
Deferred income tax assets	$ 0.0	$ 0.0
Deferred income tax liabilities	(61.2)	(168.8)
Net deferred income tax liabilities	(61.2)	(168.8)	$ (180.6)
Deductible temporary differences for which no deferred tax asset is recognised	1,818.5	1,831.3
Before Offset Amount
Deferred tax assets and liabilities [abstract]
Deferred income tax assets	249.3	90.6
Deferred income tax liabilities	(310.5)	(259.4)
Non-capital losses
Deferred tax assets and liabilities [abstract]
Deferred income tax assets	210.4	58.6	22.5
Deductible temporary differences for which no deferred tax asset is recognised	457.2	886.1
Non-capital losses | Before Offset Amount
Deferred tax assets and liabilities [abstract]
Deferred income tax assets	210.4	58.6
Asset retirement obligations
Deferred tax assets and liabilities [abstract]
Deferred income tax assets	1.7	1.2	0.0
Deductible temporary differences for which no deferred tax asset is recognised	254.2	186.5
Asset retirement obligations | Before Offset Amount
Deferred tax assets and liabilities [abstract]
Deferred income tax assets	1.7	1.2
Other assets | Before Offset Amount
Deferred tax assets and liabilities [abstract]
Deferred income tax assets	37.2	30.8
Property, plant and equipment
Deferred tax assets and liabilities [abstract]
Deferred income tax liabilities	(281.0)	(225.6)	(197.1)
Property, plant and equipment | Before Offset Amount
Deferred tax assets and liabilities [abstract]
Deferred income tax liabilities	(281.0)	(225.6)
Royalty interests
Deferred tax assets and liabilities [abstract]
Deferred income tax liabilities	(0.4)	(4.6)	(5.3)
Royalty interests | Before Offset Amount
Deferred tax assets and liabilities [abstract]
Deferred income tax liabilities	(0.4)	(4.6)
Marketable securities
Deferred tax assets and liabilities [abstract]
Deferred income tax liabilities	0.0	(0.2)	0.0
Marketable securities | Before Offset Amount
Deferred tax assets and liabilities [abstract]
Deferred income tax liabilities	0.0	(0.2)
Inventory and reserves
Deferred tax assets and liabilities [abstract]
Deferred income tax liabilities	(7.4)	(18.5)	(26.4)
Inventory and reserves | Before Offset Amount
Deferred tax assets and liabilities [abstract]
Deferred income tax liabilities	(7.4)	(18.5)
Other liabilities
Deferred tax assets and liabilities [abstract]
Deferred income tax liabilities	(21.7)	(10.5)	(2.4)
Other liabilities | Before Offset Amount
Deferred tax assets and liabilities [abstract]
Deferred income tax liabilities	(21.7)	(10.5)
Net capital losses
Deferred tax assets and liabilities [abstract]
Deductible temporary differences for which no deferred tax asset is recognised	67.9	77.7
Exploration and evaluation assets
Deferred tax assets and liabilities [abstract]
Deductible temporary differences for which no deferred tax asset is recognised	996.0	638.3
Mining duties
Deferred tax assets and liabilities [abstract]
Deductible temporary differences for which no deferred tax asset is recognised	13.8	13.5
Other deductible temporary differences
Deferred tax assets and liabilities [abstract]
Deferred income tax assets	37.2	30.8	$ 28.1
Deductible temporary differences for which no deferred tax asset is recognised	$ 29.4	$ 29.2